UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2011




[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA MONEY MARKET FUND
APRIL 30, 2011

                                                                      (Form N-Q)

                                             (C)2011, USAA. All rights reserved.

48485-0611

================================================================================

PORTFOLIO OF INVESTMENTS

USAA MONEY MARKET FUND
April 30, 2011 (unaudited)

PRINCIPAL
AMOUNT                                                                COUPON OR                              VALUE
(000)         SECURITY                                            DISCOUNT RATE          MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (0.8%)

              GENERAL OBLIGATION (0.8%)
$   8,595     South Euclid                                                1.00%         9/28/2011       $    8,604
   30,000     State of Texas                                              2.00          8/31/2011           30,165
                                                                                                        ----------
                                                                                                            38,769
                                                                                                        ----------
              Total Fixed-Rate Instruments (cost: $38,769)                                                  38,769
                                                                                                        ----------
              COMMERCIAL PAPER (16.4%)

              EDUCATION (3.5%)
   30,000     Board of Regents of Univ. of Texas                          0.26          5/04/2011           30,000
   40,000     Board of Regents of Univ. of Texas                          0.28          5/24/2011           40,000
   20,355     Board of Trustees of Michigan State Univ.                   0.32          5/04/2011           20,355
    8,525     Board of Trustees of Michigan State Univ.                   0.32          5/04/2011            8,525
   17,600     Cornell Univ.                                               0.30          6/21/2011           17,592
   15,500     Cornell Univ.                                               0.29          8/16/2011           15,487
   11,900     John Hopkins Univ.                                          0.28          6/22/2011           11,900
   20,000     Yale Univ.                                                  0.20          5/16/2011           19,998
   15,150     Yale Univ.                                                  0.22          6/17/2011           15,146
                                                                                                        ----------
                                                                                                           179,003
                                                                                                        ----------
              ELECTRIC UTILITIES (0.6%)
   30,000     Wisconsin Electric Power Co.                                0.12          5/02/2011           30,000
                                                                                                        ----------
              ELECTRIC/GAS UTILITIES (1.5%)
   10,000     Nebraska Public Power District                              0.27          5/13/2011            9,999
    5,005     Nebraska Public Power District                              0.26          6/10/2011            5,003
    5,000     New York Power Auth.                                        0.25          5/12/2011            5,000
   28,099     New York Power Auth.                                        0.30          5/25/2011           28,093
   15,000     New York Power Auth.                                        0.29          6/22/2011           14,994
   14,538     South Carolina Public Service Auth.                         0.30          6/15/2011           14,538
                                                                                                        ----------
                                                                                                            77,627
                                                                                                        ----------
              GENERAL OBLIGATION (1.8%)
   20,000     Houston                                                     0.27          7/27/2011           20,000
   13,000     Houston                                                     0.27          7/27/2011           13,000
   38,500     Texas Public Finance Auth.                                  0.31          5/05/2011           38,500
    8,500     Texas Public Finance Auth.                                  0.34          5/13/2011            8,500
   11,800     Texas Public Finance Auth.                                  0.29          7/14/2011           11,800
                                                                                                        ----------
                                                                                                            91,800
                                                                                                        ----------
              HOSPITAL (3.9%)
   37,100     Catholic Health Initiatives                                 0.39          6/21/2011           37,100
    8,870     Catholic Health Initiatives                                 0.40          7/19/2011            8,870
   24,150     Catholic Health Initiatives                                 0.35          8/03/2011           24,150
   50,649     Catholic Health Initiatives                                 0.42          8/09/2011           50,649

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1  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                                COUPON OR                              VALUE
(000)         SECURITY                                            DISCOUNT RATE          MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$  15,000     Catholic Health Initiatives                                 0.34%         8/10/2011       $   15,000
   58,400     Catholic Health Initiatives                                 0.40         10/06/2011           58,400
                                                                                                        ----------
                                                                                                           194,169
                                                                                                        ----------
              MUNICIPAL FINANCE (0.9%)
   46,200     Vermont EDA (LOC - JPMorgan Chase Bank, N.A.)               0.30          6/09/2011           46,200
                                                                                                        ----------
              REAL ESTATE OPERATING COMPANIES (0.6%)
   27,900     Medical Building Funding Corp. IX, LLC
                 (LOC - Bank of Nova Scotia)(LOC - KBC Bank, N.V.)        0.45          5/27/2011           27,900
                                                                                                        ----------
              SALES TAX (2.4%)
   50,000     Dallas Area Rapid Transit                                   0.36          7/07/2011           50,000
   35,000     Dallas Area Rapid Transit                                   0.37          8/04/2011           35,000
   35,000     Dallas Area Rapid Transit                                   0.38          8/25/2011           35,000
                                                                                                        ----------
                                                                                                           120,000
                                                                                                        ----------
              SPECIAL ASSESSMENT/TAX/FEE (0.7%)
   15,000     Regional Transportation Auth. (LOC - JPMorgan
                 Chase Bank, N.A.)                                        0.27          5/24/2011           15,000
   15,000     Regional Transportation Auth. (LOC - JPMorgan
                 Chase Bank, N.A.)                                        0.35          5/24/2011           15,000
    6,500     Regional Transportation Auth. (LOC - JPMorgan
                 Chase Bank, N.A.)                                        0.35          6/28/2011            6,500
                                                                                                        ----------
                                                                                                            36,500
                                                                                                        ----------
              WATER/SEWER UTILITY (0.5%)
   25,000     New York City Municipal Water                               0.32          5/12/2011           25,000
                                                                                                        ----------
              Total Commercial Paper (cost: $828,199)                                                      828,199
                                                                                                        ----------
              PUT BONDS (0.8%)

              BUILDINGS (0.3%)
   16,250     New York Liberty Dev Corp.                                  0.35         12/01/2049           16,250
                                                                                                        ----------
              EDUCATION SERVICES (0.1%)
    3,750     Kent County (LOC - PNC Bank, N.A.)                          0.50         12/01/2038            3,750
                                                                                                        ----------
              HOSPITAL (0.4%)
   20,000     California Statewide Communities Dev. Auth.                 0.35          4/01/2037           20,000
                                                                                                        ----------
              Total Put Bonds (cost: $40,000)                                                               40,000
                                                                                                        ----------
              VARIABLE-RATE DEMAND NOTES (80.1%)

              AGRICULTURAL PRODUCTS (0.2%)
    5,310     Bybee Foods, LLC (LOC - Key Bank, N.A.)                     0.65         11/01/2026            5,310
    4,005     Yakima County Public Corp. (LOC - Key Bank, N.A.)           0.67          4/01/2018            4,005
                                                                                                        ----------
                                                                                                             9,315
                                                                                                        ----------
              AIRLINES (0.7%)
   35,000     Chicago-O'Hare International Airport
                 (LOC - Bayerische Landesbank)                            0.29          5/01/2035           35,000
                                                                                                        ----------

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                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL
AMOUNT                                                                COUPON OR                              VALUE
(000)         SECURITY                                            DISCOUNT RATE          MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
              AIRPORT SERVICES (0.7%)
$  22,045     Holland-Sheltair Aviation Funding, LLC
                 (LOC - Federal Home Loan Bank of Atlanta)                0.30%         5/01/2035       $   22,045
   14,135     Holland-Sheltair Aviation Funding, LLC
                 (LOC - Federal Home Loan Bank of Atlanta)                0.30          5/01/2048           14,135
                                                                                                        ----------
                                                                                                            36,180
                                                                                                        ----------
              AIRPORT/PORT (0.9%)
    8,900     Chicago Midway Airport (LOC - JPMorgan
                 Chase Bank, N.A.)                                        0.28          1/01/2025            8,900
   28,700     Clark County (LOC - Bank of America, N.A.)                  0.27          7/01/2029           28,700
    9,375     Denver City and County Airport System
                 (LOC - Lloyds TSB Bank plc)                              0.29         11/15/2025            9,375
                                                                                                        ----------
                                                                                                            46,975
                                                                                                        ----------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
    6,060     St. Charles Parish (LOC - Capital One, N.A.)                0.94          9/01/2024            6,060
                                                                                                        ----------
              APPROPRIATED DEBT (2.5%)
   59,620     Allegheny County (INS)(LIQ)                                 0.50         11/01/2039           59,620
   15,075     Charleston County School District (INS)(LIQ) (a)            0.27         12/01/2013           15,075
   26,585     Cleveland Economic & Community Dev.
                 (LOC - RBS Citizens, N.A.)                               0.33         12/01/2033           26,585
    9,245     Downtown Renaissance, Inc.
                 (LOC - RBC Bank (USA))                                   0.79          2/01/2025            9,245
   17,500     Emmaus General Auth. (INS)(LIQ)                             0.33         12/01/2028           17,500
                                                                                                        ----------
                                                                                                           128,025
                                                                                                        ----------
              ASSET-BACKED FINANCING (1.5%)
   48,500     North Texas Higher Education Auth., Inc.
                 (LOC - Bank of America, N.A.)
                 (LOC - Lloyds TSB Bank plc)                              0.38          6/01/2045           48,500
   25,000     North Texas Higher Education Auth., Inc.
                 (LOC - Bank of America, N.A.)
                 (LOC - Lloyds TSB Bank plc)                              0.38         12/01/2046           25,000
                                                                                                        ----------
                                                                                                            73,500
                                                                                                        ----------
              AUTO PARTS & EQUIPMENT (0.2%)
    2,605     Dayton Wheel Concepts, Inc.
                 (LOC - PNC Bank, N.A.)                                   0.30          5/01/2024            2,605
    5,490     Illinois Finance Auth.
                 (LOC - Federal Home Loan Bank of Chicago)                0.40          7/01/2040            5,490
                                                                                                        ----------
                                                                                                             8,095
                                                                                                        ----------
              AUTOMOBILE MANUFACTURERS (0.2%)
   10,880     Franklin IDB (LOC - Fifth Third Bank)                       0.59          4/01/2030           10,880
                                                                                                        ----------
              AUTOMOTIVE RETAIL (0.2%)
    5,344     Kenwood Lincoln-Mercury, Inc.
                 (LOC - PNC Bank, N.A.)                                   0.30          5/01/2015            5,344
    2,790     Kenwood Lincoln-Mercury, Inc.
                 (LOC - PNC Bank, N.A.)                                   0.30          3/01/2021            2,790
                                                                                                        ----------
                                                                                                             8,134
                                                                                                        ----------
              BIOTECHNOLOGY (0.2%)
   11,500     Westgate Investment Fund, LLC
                 (LOC - Wells Fargo Bank, N.A.)                           0.21          2/01/2012           11,500
                                                                                                        ----------

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3  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                                COUPON OR                              VALUE
(000)         SECURITY                                            DISCOUNT RATE          MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
              BROADCASTING (0.0%)
$   2,400     New Jersey EDA (LOC - JPMorgan Chase Bank, N.A.)            0.35%        10/01/2021       $    2,400
                                                                                                        ----------
              BUILDING PRODUCTS (1.4%)
    4,675     Atchison (LOC - Key Bank, N.A.)                             0.67          1/01/2033            4,675
    4,105     Cornell Iron Works, Inc. (LOC - Bank of America, N.A.)      0.26          4/01/2019            4,105
    3,770     Delaware EDA (LOC - Key Bank, N.A.)                         0.67          4/01/2023            3,770
   17,500     Jackson County (LOC - Credit Agricole CIB)                  0.29          1/01/2041           17,500
    4,800     Manhattan IDB (LOC - JPMorgan Chase Bank, N.A.)             0.29          4/01/2028            4,800
    3,500     Miami-Dade County IDA (LOC - SunTrust Bank)                 0.69          8/01/2018            3,500
    7,385     Moondance Enterprises, LP (LOC - PNC Bank, N.A.)            0.30         11/01/2020            7,385
    4,355     Schmitz Ready Mix, Inc.
                 (LOC - Federal Home Loan Bank of Chicago)                0.30          4/01/2046            4,355
    2,700     Sheridan (LOC - PNC Bank, N.A.)                             0.34          8/01/2020            2,700
    3,600     Tazewell County IDA (LOC - PNC Bank, N.A.)                  0.34          2/01/2017            3,600
   10,000     Warren County (LOC - JPMorgan Chase Bank, N.A.)             0.41         12/01/2031           10,000
    2,800     West Des Moines (LOC - Wells Fargo Bank, N.A.)              0.51          4/01/2025            2,800
                                                                                                        ----------
                                                                                                            69,190
                                                                                                        ----------
              BUILDINGS (0.7%)
   33,000     Miami-Dade County IDA
                 (LOC - Manufacturers & Traders Trust Co.)                0.31         11/01/2042           33,000
    1,795     Security Partners, LP (LOC - Wells Fargo Bank, N.A.)        0.26          3/15/2012            1,795
                                                                                                        ----------
                                                                                                            34,795
                                                                                                        ----------
              CASINOS & GAMING (0.5%)
   26,900     Santa Rosa Rancheria Tachi Yokut Tribe
                 (LOC - JPMorgan Chase Bank, N.A.)                        0.25          9/01/2019           26,900
                                                                                                        ----------
              COMMERCIAL PRINTING (0.2%)
    3,229     Fairway, LLC (LOC - Federal Home Loan Bank
                 of San Francisco)                                        0.54         12/01/2023            3,229
    2,375     John E. Staten Properties, Inc.
                 (LOC - PNC Bank, N.A.)                                   0.35         10/01/2021            2,375
    4,050     South Carolina Jobs EDA
                 (LOC - Wells Fargo Bank, N.A.)                           0.45          4/01/2033            4,050
    1,500     Summit County Port Auth. (LOC - Key Bank, N.A.)             0.67          7/01/2023            1,500
                                                                                                        ----------
                                                                                                            11,154
                                                                                                        ----------
              COMMODITY CHEMICALS (0.0%)
    2,210     BleachTech, LLC (LOC - PNC Bank, N.A.)                      0.30         11/01/2035            2,210
                                                                                                        ----------
              COMMUNITY SERVICE (0.2%)
    8,995     Toledo Lucas County Port Auth.
                 (LOC - Fifth Third Bank)                                 0.57          9/01/2019            8,995
                                                                                                        ----------
              COMPUTER STORAGE & PERIPHERALS (0.0%)
    1,950     Alameda County IDA (LOC - Bank of the West)                 0.34         12/01/2040            1,950
                                                                                                        ----------

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                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL
AMOUNT                                                                COUPON OR                              VALUE
(000)         SECURITY                                            DISCOUNT RATE          MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
              CONSTRUCTION & ENGINEERING (0.4%)
$  18,020     Boland Holdings, LLC (LOC - PNC Bank, N.A.)                 0.27%        12/01/2039       $   18,020
                                                                                                        ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
    4,990     M-B Companies, Inc. (LOC - U.S. Bank, N.A.)                 0.35          3/01/2048            4,990
                                                                                                        ----------
              CONSTRUCTION MATERIALS (0.3%)
    2,495     DiGeronimo Aggregates, LLC (LOC - PNC Bank, N.A.)           0.30          1/01/2015            2,495
    2,340     Lee County IDA (LOC - SunTrust Bank)                        1.40          4/01/2017            2,340
    8,900     Paulding County (LOC - Bayerische Landesbank)               0.48          8/01/2026            8,900
                                                                                                        ----------
                                                                                                            13,735
                                                                                                        ----------
              DISTILLERS & VINTNERS (0.1%)
    2,600     Kentucky Rural EDA (LOC - PNC Bank, N.A.)                   0.36         10/01/2016            2,600
                                                                                                        ----------
              DISTRIBUTORS (0.3%)
   16,520     Bhavnani, LLC (LOC - U.S. Bank, N.A.)                       0.44          5/01/2038           16,520
                                                                                                        ----------
              DIVERSIFIED CHEMICALS (0.1%)
    6,500     Port of Port Arthur Navigation District                     0.42          4/01/2033            6,500
                                                                                                        ----------
              DIVERSIFIED METALS & MINING (0.1%)
    1,520     Lancaster IDA (LOC - Fulton Bank)                           2.10          1/01/2015            1,520
    1,535     Lancaster IDA (LOC - Fulton Bank)                           2.10          1/01/2027            1,535
                                                                                                        ----------
                                                                                                             3,055
                                                                                                        ----------
              DIVERSIFIED REAL ESTATE ACTIVITIES (3.8%)
    9,010     2880 Stevens Creek, LLC (LOC - Bank of the West)            0.30         11/01/2033            9,010
    8,621     Cornerstone Funding Corp. I (LOC - RBS Citizens, N.A.)      2.79          8/01/2031            8,621
      300     Douglas County Dev. Auth.                                   0.21         12/01/2014              300
    7,000     Fiore Capital, LLC (LOC - Federal Home Loan
                 Bank of Chicago)                                         0.26          8/01/2045            7,000
    6,150     Fiore Capital, LLC (LOC - Federal Home Loan
                 Bank of Chicago)                                         0.26          8/01/2045            6,150
    1,600     Houston County IDA (LOC - Wells Fargo Bank, N.A.)           0.26          8/01/2012            1,600
    3,875     New Plaza Management, LLC (LOC - U.S. Bank, N.A.)           0.30          2/01/2024            3,875
   49,185     New York City Housing Dev. Corp.
                 (LOC - Landesbank Hessen-Thuringen)                      0.26          6/01/2039           49,185
   16,940     NPJ Properties, LP (LOC - Manufacturers &
                 Traders Trust Co.)                                       0.56          2/01/2027           16,940
   30,605     Paca-Pratt Associates, Inc.
                 (LOC - Manufacturers & Traders Trust Co.)                0.56          1/01/2038           30,605
    2,566     Pinnacle Properties Dev. Group, LLC
                 (LOC - PNC Bank, N.A.)                                   0.30          6/15/2041            2,566
    4,900     Rio Bravo, LLC (LOC - Wells Fargo Bank, N.A.)               0.26         12/01/2033            4,900
   12,125     Scion Real Estate Investments, LLC
                 (LOC - Fifth Third Bank)                                 0.52          1/02/2048           12,125
    1,435     Secor Realty, Inc. (LOC - PNC Bank, N.A.)                   0.30          4/01/2020            1,435
   18,530     SF Tarns, LLC (LOC - Bank of America, N.A.)                 0.33         12/01/2025           18,530
    5,100     Stice-Hill Holding, LC
                 (LOC - Hancock Bank of Louisiana)                        0.60         12/01/2023            5,100

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5  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                                COUPON OR                              VALUE
(000)         SECURITY                                            DISCOUNT RATE          MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$  14,495     Stobro Co., LP (LOC - Federal Home Loan
                 Bank of Pittsburg)                                       0.51%         1/01/2032       $   14,495
                                                                                                        ----------
                                                                                                           192,437
                                                                                                        ----------
              EDUCATION (3.5%)
   11,000     California Educational Facilities Auth.
                 (LOC - Bank of America, N.A.)                            0.27         10/01/2036           11,000
    8,525     Calvin College (LOC - JPMorgan Chase Bank, N.A.)            0.25         10/01/2037            8,525
    4,317     Chicago (LOC - Fifth Third Bank)                            0.47          4/01/2027            4,317
   11,095     Colorado Educational and Cultural Facilities Auth.
                 (LOC - Fifth Third Bank)                                 0.38          1/01/2029           11,095
    9,625     Colorado Educational and Cultural Facilities Auth.
                 (LOC - Fifth Third Bank)                                 0.38          5/15/2038            9,625
    7,385     Lakewood Educational Facilities Auth.
                 (LOC - Fifth Third Bank)                                 0.46          8/01/2030            7,385
    8,835     Massachusetts Dev. Finance Agency
                 (LOC - Sovereign Bank)                                   0.46          1/01/2037            8,835
   10,000     Massachusetts Dev. Finance Agency
                 (LOC - RBS Citizens, N.A.)                               0.30          7/01/2043           10,000
   16,100     Massachusetts Dev. Finance Agency
                 (LOC - RBS Citizens, N.A.)                               0.31          7/01/2043           16,100
   11,475     Michigan Higher Education Facilities Auth.
                 (LOC - Comerica Bank, N.A.)                              0.33          8/01/2026           11,475
    3,815     Minnesota Higher Education Facilities Auth.
                 (LOC - U.S. Bank, N.A.)                                  0.24          4/01/2027            3,815
    7,720     Multnomah County (LOC - Key Bank, N.A.)                     0.60         12/01/2029            7,720
    3,000     Newport News IDA (LOC - Wells Fargo Bank, N.A.)             0.28          8/01/2036            3,000
    6,725     Oakland County EDC (LOC - Comerica Bank, N.A.)              0.33         12/01/2032            6,725
    5,320     Ohio Higher Education Facility (LOC - Key Bank, N.A.)       0.59          1/01/2018            5,320
   10,565     Ohio Higher Education Facility (LOC - Fifth Third Bank)     0.55          9/01/2030           10,565
    4,585     Rhode Island Health and Educational Building Corp.
                 (LOC - RBS Citizens, N.A.)                               0.34          4/01/2035            4,585
   15,995     Rhode Island Health and Educational Building Corp.
                 (LOC - RBS Citizens, N.A.)                               0.34          4/01/2036           15,995
    3,890     Rockland County IDA (LOC - TD Bank, N.A.)                   0.23          5/01/2034            3,890
    4,000     Univ. of Virginia (LIQ) (a)                                 0.27          6/01/2016            4,000
   10,490     Washington Higher Education Facilities Auth.                0.29         10/01/2031           10,490
                                                                                                        ----------
                                                                                                           174,462
                                                                                                        ----------
              EDUCATION SERVICES (1.6%)
    3,970     Clinic Building BG, LLC (LOC - U.S. Bank, N.A.)             0.30          2/01/2033            3,970
    8,438     Cornerstone Funding Corp. I (LOC - TD Bank, N.A.)           1.21          1/01/2025            8,438
    2,655     Educational Management Corp.
                 (LOC - Wells Fargo Bank, N.A.)                           0.26          5/01/2023            2,655
    1,425     Grove City Church of the Nazarene
                 (LOC - PNC Bank, N.A.)                                   0.35          2/01/2024            1,425
    3,124     Indian Creek Christian Church, Inc
                 (LOC - Fifth Third Bank)                                 0.52          1/01/2056            3,124
   15,955     Indiana Educational Facilities Auth.
                 (LOC - RBS Citizens, N.A.)                               0.44         10/01/2029           15,955
    4,000     Lexington-Fayette Urban County Government
                 (LOC - Fifth Third Bank)                                 0.46          1/01/2033            4,000
    7,475     Loganville Christian Academy, Inc.
                 (LOC - Key Bank, N.A.)                                   0.76          6/01/2038            7,475
    2,890     Praise Tabernacle Outreach & Family Worship Center
                 (LOC - Comerica Bank, N.A.)                              0.24          6/03/2024            2,890
    6,035     Rhode Island EDC (LOC - RBS Citizens, N.A.)                 0.45          3/01/2038            6,035

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                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL
AMOUNT                                                                COUPON OR                              VALUE
(000)         SECURITY                                            DISCOUNT RATE          MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$  10,350     Rhode Island Health and Educational Building Corp.
                 (LOC - RBS Citizens, N.A.)                               0.27%         6/01/2035       $   10,350
    1,010     Roman Catholic Diocese of Charlotte
                 (LOC - Wells Fargo Bank, N.A.)                           0.21          5/01/2014            1,010
    2,435     St. Louis County IDA (LOC - Fifth Third Bank)               0.46          9/01/2038            2,435
    4,110     Summit Country Day School (LOC - U.S. Bank, N.A.)           0.60          2/01/2019            4,110
    3,300     Summit School (LOC - RBS Citizens, N.A.)                    0.84          7/01/2027            3,300
    4,805     Yamhill County (LOC - Bank of America, N.A.)                0.30         10/01/2020            4,805
                                                                                                        ----------
                                                                                                            81,977
                                                                                                        ----------
              ELECTRIC UTILITIES (8.0%)
   19,500     Appling County Dev. Auth.                                   0.31         12/01/2018           19,500
   61,190     Brazos River Auth. (LOC - Citibank, N.A.)                   0.24         12/01/2036           61,190
    2,700     Delaware State EDA                                          0.75         10/01/2017            2,700
   15,900     Escambia County                                             0.31          4/01/2039           15,900
    6,550     Eutaw IDB                                                   0.33         12/01/2020            6,550
   17,800     Floyd County Dev. Auth.                                     0.32          7/01/2022           17,800
   38,300     Garfield County Industrial Auth.                            0.42          1/01/2025           38,300
   14,250     Indiana Dev. Finance Auth.                                  0.56         12/01/2038           14,250
    9,700     Indiana Dev. Finance Auth.                                  0.60         12/01/2038            9,700
    2,930     Jackson County                                              0.30          7/01/2022            2,930
    1,500     Jacksonville                                                0.27          5/01/2029            1,500
   13,500     Louisa County                                               0.36          9/01/2016           13,500
   22,000     Martin County                                               0.27          7/15/2022           22,000
   14,000     Miami-Dade County IDA                                       0.28          2/01/2023           14,000
   10,600     Mississippi Business Finance Corp.                          0.28          7/01/2025           10,600
    9,400     Mississippi Business Finance Corp.                          0.31         12/01/2027            9,400
   13,520     Mississippi Business Finance Corp.                          0.28          5/01/2028           13,520
   18,065     Monroe County Dev. Auth.                                    0.27         12/01/2041           18,065
    2,000     Ohio Air Quality Dev. Auth.                                 0.46          9/01/2030            2,000
   20,800     Putnam County IDA                                           0.30          4/01/2032           20,800
   42,500     St. Lucie County                                            0.27          9/01/2028           42,500
   47,290     West Jefferson IDB                                          0.30          6/01/2028           47,290
                                                                                                        ----------
                                                                                                           403,995
                                                                                                        ----------
              ELECTRIC/GAS UTILITIES (1.4%)
   44,700     Long Island Power Auth. (LOC - WestLB A.G.)                 0.28          5/01/2033           44,700
   25,000     Patriots Energy Group (LOC - Wells Fargo Bank, N.A.)        0.25          6/01/2036           25,000
                                                                                                        ----------
                                                                                                            69,700
                                                                                                        ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
    2,900     Seminole County IDA (LOC - PNC Bank, N.A.)                  0.28          4/03/2028            2,900
                                                                                                        ----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    2,885     Putnam County IDA (LOC - RBS Citizens, N.A.)                0.38          7/01/2032            2,885
                                                                                                        ----------
              FOOD DISTRIBUTORS (0.4%)
    4,425     Alameda County IDA (LOC - Comerica Bank, N.A.)              0.36         12/01/2040            4,425
    2,444     Avalon Foodservice, Inc. (LOC - PNC Bank, N.A.)             0.30          6/01/2022            2,444
    1,840     Massachusetts Dev. Finance Agency
                 (LOC - Sovereign Bank)                                   0.65         12/01/2021            1,840
    9,565     Putnam County IDA (LOC - JPMorgan Chase
                 Bank, N.A.)                                              0.41         12/01/2024            9,565
                                                                                                        ----------
                                                                                                            18,274
                                                                                                        ----------

================================================================================

7  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                                COUPON OR                              VALUE
(000)         SECURITY                                            DISCOUNT RATE          MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
              FOOD RETAIL (0.2%)
$   3,240     Food Supply, Inc. (LOC - SunTrust Bank)                     1.80%         5/01/2024       $    3,240
    8,630     Saubels Market, Inc. (LOC - Fulton Bank)                    2.10          5/01/2034            8,630
                                                                                                        ----------
                                                                                                            11,870
                                                                                                        ----------
              FOREST PRODUCTS (0.1%)
      251     Chenango County IDA (LOC - Citizens Bank of
                 Pennsylvania)                                            0.88         12/01/2020              251
    5,480     Rex Lumber, LLC (LOC - Federal Home Loan
                 Bank of Dallas)                                          0.26          2/01/2022            5,480
                                                                                                        ----------
                                                                                                             5,731
                                                                                                        ----------
              GAS UTILITIES (0.5%)
   27,165     Summit Utilities, Inc. (LOC - JPMorgan Chase
                 Bank, N.A.)                                              0.41          4/01/2038           27,165
                                                                                                        ----------
              GENERAL MERCHANDISE STORES (0.3%)
   12,745     Marion EDA (LOC - Key Bank, N.A.)                           0.65          2/01/2035           12,745
                                                                                                        ----------
              GENERAL OBLIGATION (4.1%)
    7,500     Bridgeview (LOC - Harris Bank, N.A.)                        0.31         12/01/2038            7,500
   15,315     Chicago (INS)(LIQ) (a)                                      0.30          7/01/2012           15,315
   12,365     Covington (LOC - U.S. Bank, N.A.)                           0.60         12/01/2029           12,365
   13,865     Fiddler's Business Improvement District
                 (LOC - Key Bank, N.A.)                                   0.55         12/01/2037           13,865
   25,000     Fiddler's Business Improvement District
                 (LOC - Key Bank, N.A.)                                   0.51         12/01/2038           25,000
   11,325     Michigan Charter Township of Commerce
                 (LOC - Comerica Bank, N.A.)                              0.37         10/01/2018           11,325
   34,945     Michigan Charter Township of Commerce
                 (LOC - Federal Home Loan Bank of Boston)                 0.27         10/01/2034           34,945
    3,570     NBC Metropolitan District (LOC - U.S. Bank, N.A.)           0.28         12/01/2030            3,570
    9,100     New York City (LOC - JPMorgan Chase Bank, N.A.)             0.23          8/01/2016            9,100
    3,100     New York City (LOC - Bank of America, N.A.)                 0.25          8/01/2034            3,100
   70,570     Southern Ute Indian Tribe (a)                               0.45          1/01/2027           70,570
                                                                                                        ----------
                                                                                                           206,655
                                                                                                        ----------
              HEALTH CARE EQUIPMENT (0.0%)
    2,395     Rawcar Group, LLC (LOC - PNC Bank, N.A.)                    0.30          4/01/2036            2,395
                                                                                                        ----------
              HEALTH CARE FACILITIES (6.8%)
    4,000     Bayfront Regional Dev. Auth. (LOC - PNC Bank, N.A.)         0.25         11/01/2027            4,000
   14,115     Bronson Lifestyle Improvement & Research Center
                 (LOC - Fifth Third Bank)                                 0.55          9/01/2030           14,115
    7,080     Capital Markets Access Co., LC
                 (LOC - Comerica Bank, N.A.)                              0.25          7/01/2025            7,080
    3,275     Christopher Place Management, LLC
                 (LOC - Fifth Third Bank)                                 1.71          5/01/2030            3,275
    9,825     Clinic Investment, LP (LOC - PNC Bank, N.A.)                0.30          6/01/2015            9,825
    1,550     Columbia County Capital Resource Corp.
                 (LOC - HSBC Bank USA)                                    0.29          7/01/2015            1,550
    2,760     Columbia County IDA (LOC - HSBC Bank USA)                   0.29          7/01/2027            2,760
    3,235     Community Behavioral Healthcare Cooperative
                 of Pennsylvania (LOC - Fulton Bank)                      2.10          9/01/2027            3,235
    3,485     Crozer Keystone Health System (LOC - TD Bank, N.A.)         0.38         12/15/2021            3,485

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL
AMOUNT                                                                COUPON OR                              VALUE
(000)         SECURITY                                            DISCOUNT RATE          MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$   1,675     District of Columbia (LOC - Manufacturers &
                 Traders Trust Co.)                                       0.56%         7/01/2032       $    1,675
    4,640     Dunn Nursing Home, Inc. (LOC - Federal Home
                 Loan Bank of Atlanta)                                    0.26          2/01/2024            4,640
    5,350     Genoa Medical Dev., LLC (LOC - Fifth Third Bank)            0.52         12/01/2045            5,350
    5,450     Hamot Surgery Center, LLC (LOC - PNC Bank, N.A.)            0.30          7/01/2030            5,450
   14,500     Healthcare Network Properties, LLC
                 (LOC - PNC Bank, N.A.)                                   0.27          1/01/2029           14,500
   21,620     Healthcare Property Group, LLC (LOC - SunTrust Bank)        1.15         12/01/2030           21,620
    5,475     Heart Property, LLC (LOC - PNC Bank, N.A.)                  0.30          7/01/2026            5,475
    5,545     IHA Capital Dev., LLC (LOC - Fifth Third Bank)              0.52          6/01/2053            5,545
    8,645     Illinois Finance Auth. (LOC - Bank of America, N.A.)        0.25         12/01/2034            8,645
    6,850     Indiana Health and Educational Facility
                 Financing Auth. (LOC - Fifth Third Bank)                 0.52          9/01/2036            6,850
    7,610     Jackson 2000, LLC (LOC - Key Bank, N.A.)                    0.65          6/01/2049            7,610
    2,415     Labcon North America (LOC - Bank of the West)               0.34          1/01/2040            2,415
    5,645     Louisiana Public Facilities Auth.
                 (LOC - Capital One, N.A.)                                0.94          7/01/2028            5,645
    5,130     MCE MOB IV, LP (LOC - PNC Bank, N.A.)                       0.27          8/01/2022            5,130
    3,805     Medical Center of Athens (LOC - Federal Home
                 Loan Bank of Atlanta)                                    0.26          9/01/2032            3,805
    8,395     Medical Properties Investment Co. - Walker,
                 LLC (LOC - Fifth Third Bank)                             0.52         11/01/2035            8,395
    8,030     MediLucent MOB I, LP (LOC - PNC Bank, N.A.)                 0.27          8/01/2030            8,030
    7,240     Medina County (LOC - PNC Bank, N.A.)                        0.27          8/01/2037            7,240
   13,325     MMC Corp. (LOC - JPMorgan Chase Bank, N.A.)                 0.75         11/01/2035           13,325
   15,635     New Tristate Ventures, LLC (LOC - Fifth Third Bank)         0.52          5/01/2026           15,635
    3,345     Ohio Presbyterian Retirement Services
                 (LOC - PNC Bank, N.A.)                                   0.30          7/01/2033            3,345
    5,140     Onondaga County IDA (LOC - HSBC Bank USA)                   0.29          1/01/2023            5,140
   20,410     OSF Finance Co., LLC (LOC - PNC Bank, N.A.)                 0.27         12/01/2037           20,410
   20,350     OSS Realty Co. (LOC - Federal Home Loan
                 Bank of Pittsburgh) (a)                                  0.33          9/01/2034           20,350
   22,300     Polk County IDA (LOC - Bank of America, N.A.)               0.43         12/01/2018           22,300
    4,120     Premier Senior Living, LLC (LOC - Wells Fargo Bank, N.A.)   0.38          8/01/2037            4,120
    3,200     Premier Senior Living, LLC (LOC - Wells Fargo Bank, N.A.)   0.38          8/01/2037            3,200
    4,950     Premier Senior Living, LLC (LOC - Wells Fargo Bank, N.A.)   0.38          8/01/2037            4,950
    7,110     Premier Senior Living, LLC (LOC - Wells Fargo Bank, N.A.)   0.38          8/01/2037            7,110
    2,725     Premier Senior Living, LLC (LOC - Wells Fargo Bank, N.A.)   0.38          8/01/2037            2,725
    1,700     Premier Senior Living, LLC (LOC - Wells Fargo Bank, N.A.)   0.38          8/01/2037            1,700
    2,300     Premier Senior Living, LLC (LOC - Wells Fargo Bank, N.A.)   0.38          8/01/2037            2,300
   24,750     Premier Senior Living, LLC (LOC - Wells Fargo Bank, N.A.)   0.38          8/01/2037           24,750
    9,615     Smith of Georgia, LLC (LOC - Fifth Third Bank)              0.59         12/01/2024            9,615
      390     Surgery Center Financing Corp. (LOC - PNC Bank, N.A.)       0.30          4/01/2020              390
    3,400     Woodbury County (LOC - Wells Fargo Bank, N.A.)              0.26         12/01/2014            3,400
                                                                                                        ----------
                                                                                                           342,110
                                                                                                        ----------

================================================================================

9  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                                COUPON OR                              VALUE
(000)         SECURITY                                            DISCOUNT RATE          MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
              HEALTH CARE SERVICES (0.3%)
$   9,125     Central Ohio Medical Textiles (LOC - PNC Bank, N.A.)        0.27%         3/01/2023       $    9,125
    7,750     Kaneville Road Joint Venture (LOC - Federal
                 Home Loan Bank of Chicago)                               0.26         11/01/2032            7,750
                                                                                                        ----------
                                                                                                            16,875
                                                                                                        ----------
              HEALTH MISCELLANEOUS (0.6%)
   19,960     Everett Clinic P.S. (LOC - Bank of America, N.A.)           0.29          5/01/2027           19,960
    2,545     Kent Hospital Finance Auth. (LOC - Fifth Third Bank)        0.46         10/01/2041            2,545
    5,250     Michigan Strategic Fund Ltd. (LOC - Fifth Third Bank)       0.46          8/01/2023            5,250
                                                                                                        ----------
                                                                                                            27,755
                                                                                                        ----------
              HOME FURNISHINGS (0.1%)
    4,295     Caddo Parish IDB (LOC - Capital One, N.A.)                  0.70          7/01/2024            4,295
    1,695     Maryland EDC (LOC - Manufacturers & Traders Trust Co.)      0.57          8/01/2016            1,695
                                                                                                        ----------
                                                                                                             5,990
                                                                                                        ----------
              HOME IMPROVEMENT RETAIL (0.1%)
    7,550     Brookhaven, IDA (LOC - Capital One, N.A.)                   0.69          1/01/2025            7,550
                                                                                                        ----------
              HOSPITAL (7.5%)
    3,130     Albany IDA (LOC - RBS Citizens, N.A.)                       0.90          5/01/2035            3,130
   15,925     Colorado Health Facilities Auth. (LOC - Compass Bank)       0.43          5/15/2020           15,925
    8,590     Colorado Health Facilities Auth. (LOC - Compass Bank)       0.43          5/15/2030            8,590
    3,325     Fayette County (LOC - PNC Bank, N.A.)                       0.27          8/01/2023            3,325
    7,910     Floyd County (LOC - JPMorgan Chase Bank, N.A.)              0.31         12/01/2020            7,910
   40,000     Harris County Health Facilities Dev. Corp.
                 (LOC - Compass Bank)                                     0.49         11/15/2047           40,000
   26,650     Illinois Finance Auth. (LOC - RBS Citizens, N.A.)           0.45          4/01/2041           26,650
   44,940     Illinois Health Facilities Auth. (INS)(LIQ)                 0.35          9/01/2032           44,940
   10,200     Indiana Health Facility Financing Auth.
                 (LOC - Bank of America, N.A.)                            0.29          1/01/2019           10,200
    3,100     Jacksonville (LOC - Bank of America, N.A.)                  0.25          8/15/2033            3,100
   20,650     Johnson City Health and Educational Facilities Board
                 (LOC - U.S. Bank, N.A.)                                  0.27          7/01/2033           20,650
   19,500     Johnson City Health and Educational Facilities Board
                 (LOC - Mizuho Corporate Bank, Ltd.)                      0.30          7/01/2033           19,500
   20,220     Kentucky Economic Dev. Finance Auth. (INS)(LIQ)             0.37          8/01/2018           20,220
   10,200     Long Beach Health Facility                                  0.27         10/01/2016           10,200
   20,000     Massachusetts Health and Educational Facilities Auth.
                 (LOC - JPMorgan Chase Bank, N.A.)                        0.23         10/01/2049           20,000
   21,000     Michigan Hospital Finance Auth. (INS)(LIQ)                  0.34          6/01/2022           21,000
    6,185     Missouri Health and Educational Facilities Auth.
                 (LOC - KBC Bank, N.V.)                                   0.30          8/01/2029            6,185
   18,280     New Jersey Health Care Facilities Financing Auth.
                 (LOC - JPMorgan Chase Bank, N.A.)                        0.25          7/01/2043           18,280
   17,000     Oklahoma Dev. Finance Auth.
                 (LOC - Bank of America, N.A.)                            0.30         12/01/2038           17,000

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL
AMOUNT                                                                COUPON OR                              VALUE
(000)         SECURITY                                            DISCOUNT RATE          MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$  11,985     Pinellas County Health Facilities Auth.
                 (LOC - SunTrust Bank)                                    0.45%         7/01/2034       $   11,985
    7,625     Sweetwater County (LOC - Key Bank, N.A.)                    0.38          9/01/2037            7,625
   18,600     Sweetwater County (LOC - Key Bank, N.A.)                    0.49          9/01/2037           18,600
   14,115     Univ. of Colorado Hospital Auth. (INS)(LIQ)                 0.34         11/15/2033           14,115
    6,300     Virginia Commonwealth Univ. Health System Auth.
                 (LOC - Wells Fargo Bank, N.A.)                           0.26          7/01/2030            6,300
                                                                                                        ----------
                                                                                                           375,430
                                                                                                        ----------
              HOTELS, RESORTS, & CRUISE LINES (0.7%)
    2,645     Connecticut Dev. Auth. (LOC - TD Bank, N.A.)                0.27         12/01/2028            2,645
   14,115     Forward Corp. (LOC - Fifth Third Bank)                      0.52         12/01/2030           14,115
   20,900     San Antonio Empowerment Zone Dev. Corp.
                 (LOC - U.S. Bank, N.A.)                                  0.29         10/01/2035           20,900
                                                                                                        ----------
                                                                                                            37,660
                                                                                                        ----------
              HOUSEHOLD APPLIANCES (0.3%)
   12,650     Mississippi Business Finance Corp.
                 (LOC - Wells Fargo Bank, N.A.)                           0.28          6/01/2015           12,650
                                                                                                        ----------
              INDUSTRIAL GASES (1.3%)
    4,200     California Pollution Control Financing Auth.                0.30          3/01/2041            4,200
    1,000     Louisiana Public Facilities Auth.                           0.33         12/01/2037            1,000
   16,500     Louisiana Public Facilities Auth.                           0.30          5/01/2042           16,500
   25,000     Louisiana Public Facilities Auth.                           0.30          8/01/2049           25,000
    1,000     Port Arthur Navigation District                             0.33          4/01/2035            1,000
   19,500     Port Arthur Navigation District                             0.33          4/01/2037           19,500
                                                                                                        ----------
                                                                                                            67,200
                                                                                                        ----------
              INDUSTRIAL MACHINERY (0.5%)
    5,825     AL-FE Heat Treating, Inc. (LOC - PNC Bank, N.A.)            0.30          5/01/2021            5,825
    4,666     Allegheny County IDA (LOC - PNC Bank, N.A.)                 0.27         11/01/2027            4,666
    3,705     Boone County (LOC - Fifth Third Bank)                       0.58          7/01/2026            3,705
    2,075     Lynchburg IDA (LOC - PNC Bank, N.A.)                        0.34          3/01/2029            2,075
    1,375     Michigan Strategic Fund Ltd. (LOC - Fifth Third Bank)       0.58          3/01/2023            1,375
    2,400     Staunton IDA (LOC - SunTrust Bank)                          0.69          2/01/2027            2,400
    2,840     Sterling Pipe & Tube, Inc. (LOC - PNC Bank, N.A.)           0.30         11/01/2012            2,840
    2,595     Trumbull County (LOC - Key Bank, N.A.)                      0.67          4/01/2017            2,595
                                                                                                        ----------
                                                                                                            25,481
                                                                                                        ----------
              INTEGRATED OIL & GAS (0.8%)
   20,000     Calhoun County Navigation IDA                               0.30          1/01/2024           20,000
    8,100     East Baton Rouge Parish                                     0.18         11/01/2019            8,100
   10,000     Port of Port Arthur Navigation District                     0.30          4/01/2027           10,000
                                                                                                        ----------
                                                                                                            38,100
                                                                                                        ----------
              INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
    9,885     South Central Communications Corp.
                 (LOC - Fifth Third Bank)                                 0.52          4/01/2018            9,885
                                                                                                        ----------
              LEISURE FACILITIES (1.9%)
    5,675     Cattail Creek Country Club, Inc.
                 (LOC - Manufacturers & Traders Trust Co.)                0.56          3/01/2031            5,675
    3,350     Healthtrack Sports & Wellness, LP
                 (LOC - JPMorgan Chase Bank, N.A.)                        0.26          2/15/2027            3,350
    9,400     Turfway Park, LLC (LOC - Bank of America, N.A.)             0.40          7/01/2022            9,400

================================================================================

11  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                                COUPON OR                              VALUE
(000)         SECURITY                                            DISCOUNT RATE          MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$  75,000     Twins Ballpark, LLC (INS)(LIQ) (a)                          0.22%        10/01/2034       $   75,000
                                                                                                        ----------
                                                                                                            93,425
                                                                                                        ----------
              LEISURE PRODUCTS (0.2%)
    2,650     Rhode Island Industrial Facilities Corp.
                 (LOC - RBS Citizens, N.A.)                               0.45          2/01/2021            2,650
    5,310     Robert C. Fox Jr. (LOC - Comerica Bank, N.A.)               0.60          6/01/2033            5,310
                                                                                                        ----------
                                                                                                             7,960
                                                                                                        ----------
              LIFE & HEALTH INSURANCE (0.2%)
    9,580     Lavonne Johnson Life Insurance Trust
                 (LOC - Compass Bank)                                     0.85          5/01/2030            9,580
    1,850     Ronald Ray Irrevocable Life Insurance Trust
                 (LOC - Federal Home Loan Bank of Atlanta)                0.26          8/01/2022            1,850
                                                                                                        ----------
                                                                                                            11,430
                                                                                                        ----------
              MARINE (0.1%)
    6,525     Washington Economic Dev. Finance Auth.
                 (LOC - Key Bank, N.A.)                                   1.06          3/01/2037            6,525
                                                                                                        ----------
              MISCELLANEOUS (0.2%)
   12,000     Michigan Municipal Bond Auth. (LOC - Fifth Third Bank)      0.52         11/01/2037           12,000
                                                                                                        ----------
              MULTIFAMILY HOUSING (2.2%)
    8,365     Alabama Housing Finance Auth. (LOC - U.S. Bank, N.A.)       0.27          4/01/2037            8,365
    6,905     California Statewide Communities Dev. Auth. (NBGA)          0.33         11/01/2036            6,905
    5,050     California Statewide Communities Dev. Auth. (NBGA)          0.33         10/15/2040            5,050
   11,780     Independence Place Fort Campbell Patriots, LLC
                 (LOC - Bank of America, N.A.)                            0.38          1/01/2040           11,780
    4,500     New York Housing Finance Agency
                 (LOC - Landesbank Baden-Wurttemberg)                     0.25         11/01/2041            4,500
    3,500     Provence, LLC (LOC - Bank of America, N.A.)                 0.50          9/01/2037            3,500
    4,590     South Carolina Housing Finance & Dev. Auth.
                 (LOC - SunTrust Bank)                                    0.69         12/01/2033            4,590
   65,400     Washington Housing Finance Commission
                 (LOC - HSH Nordbank A.G.)                                1.22          3/01/2036           65,400
                                                                                                        ----------
                                                                                                           110,090
                                                                                                        ----------
              NURSING/CCRC (2.9%)
    4,800     Bucks County IDA (LOC - Citizens Bank of Pennsylvania)      0.38          1/01/2037            4,800
    3,390     Colorado Health Facilities Auth. (LOC - Sovereign Bank)     0.47          8/01/2030            3,390
    2,740     Colorado Health Facilities Auth. (LOC - Compass Bank)       0.47          8/15/2034            2,740
    8,890     Delaware County Auth.
                 (LOC - Citizens Bank of Pennsylvania)                    0.28          4/01/2030            8,890
    2,065     Erie County IDA (LOC - Sovereign Bank)                      0.37         11/15/2036            2,065
    5,305     Escambia County Health Facilities Auth.
                 (LOC - TD Bank, N.A.)                                    0.23         11/15/2015            5,305
   11,500     Escambia County Health Facilities Auth.
                 (LOC - TD Bank, N.A.)                                    0.23         11/15/2029           11,500
   40,000     Illinois Dev. Finance Auth. (INS)(LIQ)                      0.38          9/01/2031           40,000
    2,970     Indiana Finance Auth.
                 (LOC - Federal Home Loan Bank of Indianapolis)           0.66          7/01/2029            2,970

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL
AMOUNT                                                                COUPON OR                              VALUE
(000)         SECURITY                                            DISCOUNT RATE          MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$  22,085     Langhorne Manor Higher Education & Health Auth.
                 (LOC - Citizens Bank of Pennsylvania)                    0.32%        10/01/2032       $   22,085
   13,045     Langhorne Manor Higher Education & Health Auth.
                 (LOC - Citizens Bank of Pennsylvania)                    0.32         10/01/2032           13,045
    1,200     Lynchburg Redevelopment & Housing Auth.
                 (LOC - Manufacturers & Traders Trust Co.)                0.56         12/01/2034            1,200
   10,500     Massachusetts Dev. Finance Agency
                 (LOC - Sovereign Bank)                                   0.35          1/01/2035           10,500
    6,000     Massachusetts Dev. Finance Agency
                 (LOC - Sovereign Bank)                                   0.35          6/01/2037            6,000
    1,330     Roanoke County EDA
                 (LOC - Branch Banking & Trust Co.)                       1.21         10/01/2028            1,330
    8,620     Schenectady County IDA
                 (LOC - RBS Citizens, N.A.)                               0.84          2/01/2037            8,620
                                                                                                        ----------
                                                                                                           144,440
                                                                                                        ----------
              OIL & GAS REFINING & MARKETING (0.4%)
   14,350     Delaware EDA                                                0.28          8/01/2029           14,350
    7,750     Pennsylvania EDA (LOC - JPMorgan Chase Bank, N.A.)          0.26         10/01/2034            7,750
                                                                                                        ----------
                                                                                                            22,100
                                                                                                        ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.4%)
   20,000     St James Parish (LOC - JPMorgan Chase Bank, N.A.)           0.28          7/01/2040           20,000
                                                                                                        ----------
              PACKAGED FOODS & MEAT (0.7%)
    4,175     Brewster Dairy, Inc. (LOC - Bank of Montreal)               0.30          4/03/2023            4,175
    4,835     Greeneville IDB (LOC - BNP Paribas)                         0.30          5/01/2013            4,835
   13,825     Indianapolis Recovery Zone Facility
                 (LOC - Fifth Third Bank)                                 0.46         12/01/2030           13,825
    2,965     Lancaster IDA (LOC - Fulton Bank)                           2.10          6/01/2027            2,965
    2,110     Laurel County (LOC - Rabobank Nederland N.V.)               0.66          3/01/2015            2,110
      475     Laurel County (LOC - Wells Fargo Bank, N.A.)                0.21          5/01/2033              475
    6,460     St. Tammany Parish
                 (LOC - Federal Home Loan Bank of Dallas)                 0.30          7/01/2022            6,460
                                                                                                        ----------
                                                                                                            34,845
                                                                                                        ----------
              PAPER PACKAGING (0.0%)
    1,650     Washington Finance EDA (LOC - Wells Fargo Bank, N.A.)       0.26          4/01/2033            1,650
                                                                                                        ----------
              PAPER PRODUCTS (0.3%)
   11,100     Fayette County (LOC - Bank of America, N.A.)                0.32          5/01/2018           11,100
    5,600     Willacoochee Dev. Auth.
                 (LOC - Federal Home Loan Bank of Atlanta)                0.36          5/01/2021            5,600
                                                                                                        ----------
                                                                                                            16,700
                                                                                                        ----------
              PERSONAL PRODUCTS (0.0%)
    2,310     Suffolk County IDA (LOC - Citibank, N.A.)                   0.74         12/01/2019            2,310
                                                                                                        ----------
              PUBLISHING (0.1%)
    6,490     New York Dormitory Auth.
                 (LOC - Landesbank Hessen-Thuringen)                      0.27          7/01/2023            6,490
                                                                                                        ----------

================================================================================

13  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                                COUPON OR                              VALUE
(000)         SECURITY                                            DISCOUNT RATE          MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
              REAL ESTATE OPERATING COMPANIES (9.4%)
$  12,830     411 Seventh Avenue Associates, LP
                 (LOC - PNC Bank, N.A.)                                   0.30%         1/01/2027       $   12,830
    4,430     Beaver Creek Enterprises, Inc.
                 (LOC - PNC Bank, N.A.)                                   0.30          3/02/2020            4,430
    3,210     Cain Capital Investments, LLC
                 (LOC - Federal Home Loan Bank of Cincinnati)             0.34         10/01/2046            3,210
    2,010     Chicago (LOC - Bank of America, N.A.)                       0.31          3/01/2039            2,010
    8,750     Cobb County Housing Auth.
                 (LOC - Federal Home Loan Bank of Atlanta)                0.31         10/01/2035            8,750
    6,165     Congress Commons, LLC
                 (LOC - Federal Home Loan Bank of Chicago)                0.31         12/01/2050            6,165
   28,710     DeKalb County Housing Auth. (LIQ)
                 (LOC - Citigroup, Inc.) (a)                              0.71         11/07/2012           28,710
    9,380     Donegal Crossing Associates, LLC
                 (LOC - Federal Home Loan Bank of Pittsburgh)             0.37          8/15/2027            9,380
    7,190     East Hempfield IDA (LOC - Fulton Bank)                      1.90         10/15/2026            7,190
   16,120     Fairway Park Properties, LLC (LOC - PNC Bank, N.A.)         0.30         10/15/2026           16,120
   18,590     Florida Housing Finance Corp. (LOC - Key Bank, N.A.)        0.85          6/15/2036           18,590
    6,470     Forsyth County (LOC - Fifth Third Bank)                     0.48          1/01/2037            6,470
    3,175     Fountains Apartments, LLC (LOC - Fifth Third Bank)          0.55          9/01/2036            3,175
    1,750     Fulton County Housing Auth.
                 (LOC - Federal Home Loan Bank of Atlanta)                0.33          2/01/2041            1,750
    8,200     Harlan Dev. Co., LLC (LOC - Fifth Third Bank)               0.52         12/01/2023            8,200
    8,605     Harlan Dev. Co., LLC (LOC - Fifth Third Bank)               0.52         12/01/2044            8,605
    2,355     Hickory Creek Apartments, LLC
                 (LOC - Fifth Third Bank)                                 0.55          9/01/2036            2,355
    5,425     Illinois Housing Dev. Auth.
                 (LOC - Bank of America, N.A.)                            0.40          1/01/2034            5,425
    2,365     Islip IDA (LOC - Citibank, N.A.)                            0.74         11/01/2020            2,365
    3,204     J Investments, LLC (LOC - Fifth Third Bank)                 0.52         12/01/2055            3,204
   58,860     Maryland EDC (LOC - Bank of America, N.A.)
                 (LOC - U.S. Bank, N.A.)                                  0.29          7/01/2040           58,860
   39,000     Massachusetts Dev. Finance Agency
                 (LOC - Bayerische Landesbank)                            0.29         12/01/2040           39,000
    5,885     MB & B Holdings, LLC (LOC - Harris Bank, N.A.)              0.73          7/31/2034            5,885
    4,000     Michigan Equity Group (LOC - Fifth Third Bank)              0.52         12/01/2034            4,000
    3,729     MRN, LP (LOC - U.S. Bank, N.A.)                             0.30         12/01/2033            3,729
   10,000     Nashville and Davidson County Health and
                 Educational Facilities Board
                 (LOC - Fifth Third Bank)                                 0.54          9/01/2036           10,000
   15,200     Net Magan, LLC (LOC - Wells Fargo Bank, N.A.)               0.21          4/01/2026           15,200
    8,600     New York City Housing Dev. Corp.
                 (LOC - Landesbank Hessen-Thuringen)                      0.29         12/01/2036            8,600
   10,000     New York City Housing Dev. Corp.
                 (LOC - RBS Citizens, N.A.)                               0.27          3/01/2048           10,000
   43,175     New York City Housing Dev. Corp.
                 (LOC - RBS Citizens, N.A.)                               0.27          3/01/2048           43,175
    5,205     Orange County Housing Finance Auth.
                 (LOC - Compass Bank)                                     0.67          1/15/2040            5,205
    7,730     Orange County Housing Finance Auth.
                 (LOC - Federal Home Loan Bank of Atlanta)                0.30          8/15/2042            7,730
    8,370     Orange County Housing Finance Auth.
                 (LOC - Federal Home Loan Bank of Atlanta)                0.30          8/15/2042            8,370
    3,100     Pennsylvania Economic Dev. Financing Auth.
                 (LOC - PNC Bank, N.A.)                                   0.27          4/01/2035            3,100
    2,645     Richfield Technology Associates, LLC
                 (LOC - U.S. Bank, N.A.)                                  0.30          4/01/2020            2,645
   18,965     Salem Green, LLP (LOC - Wells Fargo Bank, N.A.)             0.21         12/01/2035           18,965

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL
AMOUNT                                                                COUPON OR                              VALUE
(000)         SECURITY                                            DISCOUNT RATE          MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$   9,100     Shepherd Capital, LLC (LOC - Federal Home
                 Loan Bank of Indianapolis)                               0.26%        11/01/2052       $    9,100
   21,100     South Carolina Jobs EDA (LOC - SunTrust Bank)               0.69         12/01/2035           21,100
    7,220     Sugar Creek Finance Co., LLC (LOC - PNC Bank, N.A.)         0.30          6/01/2042            7,220
    3,565     Syracuse IDA (LOC - Key Bank, N.A.)                         0.67         10/01/2039            3,565
    6,609     TKBF, LLC (LOC - Fifth Third Bank)                          0.52          3/01/2108            6,609
    9,170     Wake County Housing Auth. (LOC - SunTrust Bank)             0.69         12/01/2033            9,170
   15,315     Willow Interests, LLC (LOC - Fifth Third Bank)              0.59          4/01/2025           15,315
                                                                                                        ----------
                                                                                                           475,477
                                                                                                        ----------
              REAL ESTATE SERVICES (0.3%)
   15,000     District of Columbia (LOC - SunTrust Bank)                  0.69          4/01/2024           15,000
                                                                                                        ----------
              REAL ESTATE TAX/FEE (0.1%)
    5,600     Jasper, Morgan, Newton, & Walton County
                 (LOC - Bank of America, N.A.)                            0.28         12/01/2020            5,600
                                                                                                        ----------
              REGIONAL BANKS (0.1%)
    2,850     Cobb County IDA (LOC - Federal Home Loan
                 Bank of Atlanta)                                         0.26          2/01/2030            2,850
                                                                                                        ----------
              REITs - DIVERSIFIED (0.1%)
    6,780     New York Housing Finance Agency
                 (LOC - Landesbank Hessen-Thuringen)                      0.27          5/01/2042            6,780
                                                                                                        ----------
              RESEARCH & CONSULTING SERVICES (0.6%)
   28,615     Fuller Road Management Corp.
                 (LOC - Key Bank, N.A.)                                   0.60          7/01/2037           28,615
                                                                                                        ----------
              SALES TAX (0.1%)
    5,600     Arista Metropolitan District (LOC - Compass Bank)           1.00         12/01/2030            5,600
                                                                                                        ----------
              SINGLE FAMILY HOUSING (0.8%)
    3,975     Montgomery County (NBGA)                                    0.27          7/01/2039            3,975
   10,440     Vermont Housing Finance Agency (INS)(LIQ)                   0.45         11/01/2035           10,440
   12,945     Vermont Housing Finance Agency (INS)(LIQ)                   0.45         11/01/2036           12,945
   13,450     Vermont Housing Finance Agency (INS)(LIQ)                   0.45          5/01/2037           13,450
                                                                                                        ----------
                                                                                                            40,810
                                                                                                        ----------
              SOFT DRINKS (0.1%)
    3,350     Mississippi Business Finance Corp.
                 (LOC - JPMorgan Chase Bank, N.A.)                        0.27         10/01/2033            3,350
                                                                                                        ----------
              SPECIAL ASSESSMENT/TAX/FEE (0.4%)
    8,405     Denver Urban Renewal Auth. (LOC - Compass Bank)             0.90          9/01/2017            8,405
    6,000     Illinois Metropolitan Pier and Exposition Auth. (LIQ)
                 (LOC - Deutsche Bank A.G.) (a)                           0.26         12/15/2039            6,000
    2,425     Lake Oswego Redevelopment Agency
                 (LOC - Wells Fargo Bank, N.A.)                           0.26          6/01/2020            2,425
    3,200     Sheridan Redevelopment Agency
                 (LOC - JPMorgan Chase Bank, N.A.)                        0.40         12/01/2029            3,200
                                                                                                        ----------
                                                                                                            20,030
                                                                                                        ----------

================================================================================

15  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                                COUPON OR                              VALUE
(000)         SECURITY                                            DISCOUNT RATE          MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
              SPECIALIZED CONSUMER SERVICES (0.3%)
$  10,200     American Self Storage Corp. (LOC - Fifth Third Bank)        0.52%         5/01/2046       $   10,200
    4,943     Cornerstone Funding Corp. I (LOC - PNC Bank, N.A.)          1.16          9/01/2025            4,943
                                                                                                        ----------
                                                                                                            15,143
                                                                                                        ----------
              SPECIALIZED FINANCE (0.3%)
   15,060     Driftwood Landing Corp. (LOC - PNC Bank, N.A.)              0.30          2/01/2022           15,060
                                                                                                        ----------
              SPECIALTY STORES (0.8%)
   29,100     Bass Pro Rossford Development Co., LLC
                 (LOC - Fifth Third Bank)                                 0.59         11/01/2027           29,100
    5,425     D&H Enterprises of Ohio, LLC (LOC - PNC Bank, N.A.)         0.30         12/01/2025            5,425
    1,655     Flowerland Garden Centers of Cleveland, Inc.
                 (LOC - Fifth Third Bank)                                 0.59          8/01/2026            1,655
    4,665     Spencer Co., Inc. (LOC - Federal Home Loan
                 Bank of Atlanta)                                         0.51          2/01/2021            4,665
                                                                                                        ----------
                                                                                                            40,845
                                                                                                        ----------
              STEEL (0.7%)
    7,145     Klein Steel Services, Inc.
                 (LOC - Manufacturers & Traders Trust Co.)                0.56          8/01/2025            7,145
    3,030     Metaltec Steel Abrasive Co.
                 (LOC - Comerica Bank, N.A.)                              0.37         11/01/2034            3,030
    2,500     Mississippi Business Finance Corp.
                 (LOC - Federal Home Loan Bank of Dallas)                 0.35          7/01/2020            2,500
   25,000     St James Parish                                             0.28         11/01/2040           25,000
                                                                                                        ----------
                                                                                                            37,675
                                                                                                        ----------
              TOLL ROADS (0.3%)
    8,530     MTA of New York (INS)(LIQ)                                  0.40         11/01/2029            8,530
    4,635     Texas Turnpike Auth. (INS)(LIQ) (a)                         0.31          1/01/2012            4,635
                                                                                                        ----------
                                                                                                            13,165
                                                                                                        ----------
              WATER UTILITIES (0.3%)
   12,780     Collier County IDA (LOC - SunTrust Bank)                    0.69         10/01/2035           12,780
                                                                                                        ----------
              WATER/SEWER UTILITY (0.7%)
    4,022     Hesperia Public Financing Auth.
                 (LOC - Bank of America, N.A.)                            0.33          6/01/2026            4,022
   21,875     Northeast Regional Sewer District (LIQ) (a)                 0.29          5/15/2015           21,875
    8,100     Olivenhain Municipal Water District
                 (LOC - U.S. Bank, N.A.)                                  0.28          6/01/2022            8,100
                                                                                                        ----------
                                                                                                            33,997
                                                                                                        ----------
              Total Variable-Rate Demand Notes (cost: $4,039,297)                                        4,039,297
                                                                                                        ----------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL
AMOUNT                                                                COUPON OR                              VALUE
(000)         SECURITY                                            DISCOUNT RATE          MATURITY            (000)
------------------------------------------------------------------------------------------------------------------

              ADJUSTABLE-RATE NOTES (0.8%)

              ELECTRIC/GAS UTILITIES (0.8%)
$  40,000     South Carolina Public Service Auth. (cost: $40,000)         0.51%         7/15/2011       $   40,000
                                                                                                        ----------

              TOTAL INVESTMENTS (COST: $4,986,265)                                                      $4,986,265
                                                                                                        ==========


($ IN 000s)                                                            VALUATION HIERARCHY
                                                                       -------------------
                                                   (LEVEL 1)
                                                 QUOTED PRICES     (LEVEL 2)
                                                   IN ACTIVE         OTHER          (LEVEL 3)
                                                    MARKETS       SIGNIFICANT      SIGNIFICANT
                                                 FOR IDENTICAL     OBSERVABLE      UNOBSERVABLE
ASSETS                                               ASSETS          INPUTS           INPUTS               TOTAL
-----------------------------------------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS:
  FIXED-RATE INSTRUMENTS                         $          --    $    38,769      $         --     $      38,769
  COMMERCIAL PAPER                                          --        828,199                --           828,199
  PUT BONDS                                                 --         40,000                --            40,000
  VARIABLE-RATE DEMAND NOTES                                --      4,039,297                --         4,039,297
BONDS:
  ADJUSTABLE-RATE NOTES                                     --         40,000                --            40,000
-----------------------------------------------------------------------------------------------------------------
Total                                            $          --    $ 4,986,265      $         --     $   4,986,265
-----------------------------------------------------------------------------------------------------------------

================================================================================

17  | USAA Money Market Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Repurchase agreements are valued at cost, which approximates market value.

3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Trust's Board of Trustees.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

18  | USAA Money Market Fund

================================================================================

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. As of April 30, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $5,039,489,000 at April 30, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

COMMERCIAL PAPER -- unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it may also be interest-bearing.

PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

ADJUSTABLE-RATE notes -- similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

================================================================================

19  | USAA Money Market Fund

================================================================================

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA      Economic Development Authority
EDC      Economic Development Corp.
IDA      Industrial Development Authority/Agency
IDB      Industrial Development Board
MTA      Metropolitan Transportation Authority
REIT     Real Estate Investment Trust

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. The Manager also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(INS) Principal and interest payments are insured by Assured Guaranty Corp., Assured Guaranty Municipal Corp. or Berkshire Hathaway Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citibank, N.A. Citigroup, Inc., Deutsche Bank, A.G., Deutsche Postbank, JPMorgan Chase Bank, N.A., PNC Bank, N.A., TD Bank, N.A., U.S. Bank, N.A., Wells Fargo Bank, N.A., or WestLB A.G.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Freddie Mac or Fannie Mae.

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

================================================================================

21  | USAA Money Market Fund




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.











                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:      06/29/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:       06/29/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:       06/29/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.